Fair Value Measurements - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Cash and cash equivalents		$ 692,778	$ 692,778	$ 262,728	$ 25,628
Long-term common stock warrant liabilities		60,688	60,688	178,232 [1]
Change in fair value of common stock warrant liabilities		29,595	31,703	23,049
Shares in escrow (in shares)	10,000,000
Fair value	$ 172,300
Private Warrant
Class of Stock [Line Items]
Long-term common stock warrant liabilities	$ 43,900	60,700	60,700	53,700
Change in fair value of common stock warrant liabilities		$ 10,800	$ 7,000	$ 53,700
Class A common stock, par value $0.0001 per share | Sponsor
Class of Stock [Line Items]
Shares released if earnout conditions met (in shares)	5,000,000
Class A common stock, par value $0.0001 per share | Old Skillz Stockholders
Class of Stock [Line Items]
Shares released if earnout conditions met (in shares)	5,000,000

[1]	Reclassification of common stock warrants from equity classified to liability classified.